Subsequent Events After the Reporting Period	6 Months Ended
Jun. 30, 2019
Subsequent Events After the Reporting Period [Abstract]
SUBSEQUENT EVENTS AFTER THE REPORTING PERIOD
NOTE 8:-	SUBSEQUENT EVENTS AFTER THE REPORTING PERIOD

a.	Further to the matters discussed in Note 16.c to the 2018 Annual Consolidated Financial Statements regarding the License Agreement with Dekel Pharmaceuticals Ltd. ("Dekel") (the "License Agreement"), on July 14, 2019, a third amendment to the License Agreement was signed (the "Third Amendment"), which encompasses the Company and Dekel's original intention to exclude certain consumer packaged goods (meaning, inter alia, food, beverage, cosmetics, pet products and HEMP based products, which are sources of nutrients or other substances which may have a nutritional effect) from the scope of the licensed products and the field of activity of the Company described in the License Agreement, which intention was not reflected in the License Agreement, and therefore, desired and agreed to amend the License Agreement to reflect the foregoing clarification, as well as certain additional less material matters as discussed in the Third Amendment. The Third Amendment also prescribes for a specific development plan under the License Agreement requiring the Company to invest in the licensed technology (as defined under the License Agreement) formulation development and maintenance a total annual investment cap of $350 thousand and for a non-compete non-solicitation obligation by Dekel and Dr. Ascher Shmulewitz, the Chairman of the Company's board of directors and the Company's interim Chief Executive Officer, towards the Company's field of activity.

b.	On October 10, 2019, the Company's board of directors approved the grant of 709,000 ADS options (equal to 28,360,000 ordinary share options) under the 2015 ESOP to directors, officers, and employees, which grant to directors and officers requires the approval of the general meeting of the Company's shareholders. In addition, as of the Approval Date, none of the grant letters have been signed yet by any of the grantees.

c.	Further to the matters discussed in Note 5, after the reporting period Yorkville completed the full conversion of the total principal amount of the convertible debenture by performing the following four conversions:

-	On July 17, 2019, Yorkville converted $100 thousand of the principal outstanding;
-	On July 25, 2019, Yorkville converted $450 thousand of the principal outstanding;
-	On August 30, 2019, Yorkville converted $375 thousand of the principal outstanding; - and
-	On September 13, 2019, Yorkville converted $325 thousand of the principal outstanding.

d.	During October 2019 the Company received a letter of demand from a former service (the "Service Provider") provider outlaying an alleged debt of approximately $85 thousand. The Company rejects all such claims which are not supported by the facts and denies any outstanding debt owed to the service provide by the Company and under the circumstances estimates that no provision is required as of June 30, 2019. In addition, as of the Approval Date, no formal claim were filed by the Service Provider on this matter.